Employee Benefit Plan, Contingency - WESCO DISTRIBUTION, INC. RETIREMENT SAVINGS PLAN	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Contingency [Line Items]
EBP, Contingency	Contingencies
From time to time, lawsuits or claims have been or may be asserted against the Plan. The outcome of any litigation cannot be predicted with certainty, and some lawsuits may be determined adversely to the Plan. However, the Plan Administrator does not believe that the ultimate outcome of any such pending matters is likely to have a material adverse effect on the Plan's net assets available for benefits, although the resolution in any fiscal period of one or more of these matters may have a material adverse effect on the Plan's net assets available for benefits for that period.

On March 26, 2021, an ERISA class action complaint was filed in U.S. District Court for the Western District of Pennsylvania (the “Court”) against WESCO Distribution, Inc., the Plan Administrator, and John and Jane Does 1-30 (collectively, the “Defendants”) alleging breach of fiduciary duties to participants of the Plan regarding the administrative fees being paid under the Plan. The alleged class includes participants from March 26, 2015 forward. The complaint sought injunctive relief and recovery of alleged damages. While the Company continues to deny all allegations, to avoid protracted litigation, they agreed to a settlement of $2.3 million in connection with the ERISA class action complaint. In November 2024, a settlement in principle was reached at mediation, and after receiving court approval, the effective date of the settlement agreement was July 23, 2025. The settlement payments were deposited in the participants' accounts on November 4, 2025 and are included in the Employee contributions line of the Statements of Changes in Net Assets Available for Benefits. The settlement was paid entirely by the Company's insurance carrier.

Legal Settlement	$ 2,300,000
EBP, Contingency	Contingencies
From time to time, lawsuits or claims have been or may be asserted against the Plan. The outcome of any litigation cannot be predicted with certainty, and some lawsuits may be determined adversely to the Plan. However, the Plan Administrator does not believe that the ultimate outcome of any such pending matters is likely to have a material adverse effect on the Plan's net assets available for benefits, although the resolution in any fiscal period of one or more of these matters may have a material adverse effect on the Plan's net assets available for benefits for that period.

On March 26, 2021, an ERISA class action complaint was filed in U.S. District Court for the Western District of Pennsylvania (the “Court”) against WESCO Distribution, Inc., the Plan Administrator, and John and Jane Does 1-30 (collectively, the “Defendants”) alleging breach of fiduciary duties to participants of the Plan regarding the administrative fees being paid under the Plan. The alleged class includes participants from March 26, 2015 forward. The complaint sought injunctive relief and recovery of alleged damages. While the Company continues to deny all allegations, to avoid protracted litigation, they agreed to a settlement of $2.3 million in connection with the ERISA class action complaint. In November 2024, a settlement in principle was reached at mediation, and after receiving court approval, the effective date of the settlement agreement was July 23, 2025. The settlement payments were deposited in the participants' accounts on November 4, 2025 and are included in the Employee contributions line of the Statements of Changes in Net Assets Available for Benefits. The settlement was paid entirely by the Company's insurance carrier.

Legal Settlement	$ 2,300,000